Impact of COVID-19	12 Months Ended
Dec. 31, 2020
Extraordinary And Unusual Items [Abstract]
Impact of COVID-19
26.	Impact of COVID-19

In early 2020, there was an outbreak of novel coronavirus, later named COVID-19 in China. Following the COVID-19 outbreak, a series of precautionary and control measures have been implemented by the Chinese government, including but not limited to extending the Chinese New Year holiday, quarantine measures and travel restrictions. These measures have resulted in drop in outbound travelers from China and mainly impacted the Group’s Roamingman business.

In mid-March 2020, the World Health Organization declared COVID-19 a pandemic. Since then, the COVID-19 pandemic has led governments and other authorities around the world to impose measures intended to control its spread, including restrictions on freedom of movement, gatherings of large numbers of people, and business operations such as travel bans, border closings, business closures, quarantines, shelter-in-place orders and social distancing measures. These measures have caused a severe decline in the level of business and leisure travel around the globe. As a result, demands for the Group’s international data connectivity services, including the demands for Roamingman and from its business partners, have been significantly reduced. Such decline also caused a decrease in revenues from sales of terminals and provision of PaaS and SaaS services to the Group’s business partners.

The net cash used in operating activities of the Group was US$2,038 thousands for the year ended December 31, 2020. The Group anticipates that a reduction in revenue will result in reduction in cash flow generated from operations. The Group will evaluate its financial and cash flow positions from time to time and intend to mitigate liquidity risk by implementing operational measures such as costs cutting and reducing investment in capital expenditures. The extent of the impact of the COVID-19 on the Group’s operational and financial performance in the longer term will depend on future developments, including the duration of the outbreak and related travel advisories and restrictions and the impact of the COVID-19 on overall demand for travel, all of which are highly uncertain and beyond the control of the Group.